Shareholder Report	12 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AXONIC FUNDS
Entity Central Index Key	0001791032
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000216959
Shareholder Report [Line Items]
Fund Name	Axonic Strategic Income Fund
Class Name	Class A
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Axonic Strategic Income Fund - A for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund-axsax/. You can also request this information by contacting us at 833-429-6642.
Additional Information Phone Number	833-429-6642
Additional Information Website	https://www.axonicfunds.com/funds/daily-fund-axsax/
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Axonic Strategic Income Fund - A	$144.44	1.42%

Expenses Paid, Amount	$ 0.0142
Expense Ratio, Percent	14444.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 6.63% for the twelve-month period ending on October 31, 2025, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 6.16% over the same time period. The Fund’s outperformance of the benchmark was driven by credit spread tightening across most securitized credit markets and a high level of current income relative to traditional fixed income assets.

Performance was driven by credit spread tightening and consistent income generated by the Fund’s holdings across the structured credit universe.  The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS).  Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

Line Graph [Table Text Block]
	Axonic Strategic Income Fund - Class A - Load - $12,701	Bloomberg U.S. Aggregate Bond Index - $9,819
7/16/2020	$9,774.82	$10,000.00
10/31/2020	$9,987.45	$9,935.03
10/31/2021	$10,771.83	$9,887.53
10/31/2022	$10,202.17	$8,336.91
10/31/2023	$10,737.50	$8,366.60
10/31/2024	$11,910.71	$9,248.97
10/31/2025	$12,700.97	$9,818.61

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class A - NAV (Incep. July 16, 2020)	6.63%	4.92%	5.07%
Class A - Load	4.28%	4.45%	4.62%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	-0.35%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

Performance Inception Date	Jul. 16, 2020
AssetsNet	$ 3,786,797,383
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 27,811,684
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$3,786,797,383 # of Portfolio Holdings489 Portfolio Turnover Rate (Class A)63% Advisory Fees Paid$27,811,684
Holdings [Text Block]

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Value	Value
Residential Mortgage-Backed Securities	34.36%
Commercial Mortgage-Backed Securities	26.81%
Asset-Backed Securities	21.29%
Government Bonds	10.19%
Short Term Investments	9.01%
Bank Loans	0.79%
Convertible Corporate Bonds	0.39%
Preferred Stocks	0.21%
Corporate Bonds	0.12%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(3.18)%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
U.S. Treasury Note 3.88%, due 08/15/2034	6.53%
U.S. Treasury Note 4.63%, due 02/15/2035	2.75%
RCO IX Mortgage LLC, Series 2025-4, Class A1	1.00%
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E	0.94%
U.S. Treasury Note 4.25%, due 05/15/2035	0.91%
MFA, Series 2023-RTL2, Class A1	0.73%
MCR Mortgage Trust, Series 2024-TWA, Class E	0.69%
Twin Hospitality I LLC, Series 2024-1A, Class A2II	0.68%
Benchmark Mortgage Trust, Series 2025-V13, Class HCB	0.67%
INTOWN Mortgage Trust, Series 2025-STAY, Class D	0.66%
Top Ten Holdings	15.56%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund Changes during the reporting period.
C000216960
Shareholder Report [Line Items]
Fund Name	Axonic Strategic Income Fund
Class Name	Class I
No Trading Symbol [Flag]	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Axonic Strategic Income Fund - I for the period of November 1, 2024 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.axonicfunds.com/funds/daily-fund/. You can also request this information by contacting us at 833-429-6642.
Additional Information Phone Number	833-429-6642
Additional Information Website	https://www.axonicfunds.com/funds/daily-fund/
Expenses [Text Block]

What were the Fund’s cost for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Cost of a $10,000 Investment	Cost Paid as a percentage of a $10,000 Investment
Axonic Strategic Income Fund - I	$103.81	1.02%

Expenses Paid, Amount	$ 0.0102
Expense Ratio, Percent	10381.00%
Factors Affecting Performance [Text Block]

How did the Fund perform last year?

The Axonic Strategic Income Fund had another year of strong performance. The Fund returned 6.94% for the twelve-month period ending on October 31, 2025, outperforming the Bloomberg U.S. Aggregate Bond Index which returned 6.16% over the same time period. The Fund’s outperformance of the benchmark was driven by credit spread tightening across most securitized credit markets and a high level of current income relative to traditional fixed income assets.

Performance was driven by credit spread tightening and consistent income generated by the Fund’s holdings across the structured credit universe.  The Fund was profitable across the three core areas of focus: Residential Mortgage Backed Securities (RMBS), Commercial Mortgage Backed Securities (CMBS), and Asset Backed Securities (ABS).  Although credit spreads tightened throughout the year, structured credit markets continue to offer attractive yields going forward as spreads remain wide of similarly rated corporate credit investments on a historical basis.

Line Graph [Table Text Block]
	Axonic Strategic Income Fund - Class I - $12,707	Bloomberg U.S. Aggregate Bond Index - $10,498
12/30/2019	$10,000.00	$10,000.00
10/31/2020	$9,789.82	$10,622.96
10/31/2021	$10,600.21	$10,572.17
10/31/2022	$10,087.63	$8,914.18
10/31/2023	$10,674.93	$8,945.93
10/31/2024	$11,882.03	$9,889.39
10/31/2025	$12,707.06	$10,498.47

Average Annual Return [Table Text Block]

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Year	Since Inception
Class I (Incep. December 30, 2019)	6.94%	5.35%	4.19%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	0.84%

The Fund’s past performance is not a good predictor of the Fund’s future performance.  The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares.  Call 1-833-429-6642 for current month-end performance.

Performance Inception Date	Dec. 30, 2019
AssetsNet	$ 3,786,797,383
Holdings Count | Holding	489
Advisory Fees Paid, Amount	$ 27,811,684
InvestmentCompanyPortfolioTurnover	63.00%
Additional Fund Statistics [Text Block]

FUND STATISTICS

Total Net Assets$3,786,797,383 # of Portfolio Holdings489 Portfolio Turnover Rate (Class I)63% Advisory Fees Paid$27,811,684
Holdings [Text Block]

ASSET CLASS WEIGHTINGS (as a % of Net Assets)

Value	Value
Residential Mortgage-Backed Securities	34.36%
Commercial Mortgage-Backed Securities	26.81%
Asset-Backed Securities	21.29%
Government Bonds	10.19%
Short Term Investments	9.01%
Bank Loans	0.79%
Convertible Corporate Bonds	0.39%
Preferred Stocks	0.21%
Corporate Bonds	0.12%
Common Stocks	0.01%
Cash, Cash Equivalents, & Other Net Assets	(3.18)%

Largest Holdings [Text Block]

TOP TEN HOLDINGS (as a % of Net Assets)

Top 10	Top 10
U.S. Treasury Note 3.88%, due 08/15/2034	6.53%
U.S. Treasury Note 4.63%, due 02/15/2035	2.75%
RCO IX Mortgage LLC, Series 2025-4, Class A1	1.00%
BXSC Commercial Mortgage Trust, Series 2022-WSS, Class E	0.94%
U.S. Treasury Note 4.25%, due 05/15/2035	0.91%
MFA, Series 2023-RTL2, Class A1	0.73%
MCR Mortgage Trust, Series 2024-TWA, Class E	0.69%
Twin Hospitality I LLC, Series 2024-1A, Class A2II	0.68%
Benchmark Mortgage Trust, Series 2025-V13, Class HCB	0.67%
INTOWN Mortgage Trust, Series 2025-STAY, Class D	0.66%
Top Ten Holdings	15.56%

Material Fund Change [Text Block]

Material Fund Changes

There have been no material fund Changes during the reporting period.